COLUMBIA FIXED INCOME SECURITIES FUND, INC. (THE "FUND")

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JANUARY 1, 2005



         The chart on page 16 of the Statement of Additional Information has been revised to show that the Fund can invest in options and financial futures.



187-35/767U-0305                                                  March 4, 2005